Summary of Significant Accounting Policies - Schedule of Total Operating Revenue (Details) - Credit Concentration Risk [Member]	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Customer A [Member] | Revenue [Member]
Concentration Risk [Line Items]
Total operating revenue (in Dollars and Dollars)			$ 3,300,000	$ 3,300,000
Total operating revenue, percentage			16.00%	23.00%
Customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Total operating revenue (in Dollars and Dollars)			$ 3,300,000	$ 3,300,000
Total operating revenue, percentage			16.00%	23.00%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 3,725,000	$ 478,761	$ 2,900,000
Total operating revenue, percentage	44.00%	44.00%	38.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 3,725,000	$ 478,761	$ 2,900,000
Total operating revenue, percentage	44.00%	44.00%	38.00%